MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111





May 1, 2002


VIA EDGAR TRANSMISSION Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:      Maxim Series Fund, Inc.
         Certification Pursuant to Rule 497(j)
         under the Securities Act of 1933
         File Nos.  002-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of statement of additional information for Maxim Series Fund, inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies:

(1) the form of statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment no. 76 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and

(2) the text of amendment no. 76 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 26, 2002.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (800) 537-2033, ext. 3817.

MAXIM SERIES FUND, INC.

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary